SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
SEGMENT INFORMATION
Schedule of segment information

	Year Ended December 31, 2019
	Adult	Kid
	Training	Training	Total
	RMB	RMB	RMB
Revenue	1,527,185	524,169	2,051,354
Cost	(627,765)	(546,069)	(1,173,834)
Gross profit (loss)	899,420	(21,900)	877,520

	Year Ended December 31, 2018
	Adult Training	Kid Training	Total
	RMB	RMB	RMB

Revenue	1,915,446	169,925	2,085,371
Cost	(690,252)	(228,297)	(918,549)
Gross profit (loss)	1,225,194	(58,372)	1,166,822